Financial Risk Management and Fair Values of Financial Instruments - Summary of Assets Measured at Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 3,323	$ 477	¥ 3,903
Financial assets at fair value through other profit or loss	202	$ 29	770
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,323		3,903
Financial assets at fair value through other profit or loss	770		770
Total	4,093		4,673
Recurring fair value measurement [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,268		3,845
Financial assets at fair value through other profit or loss	151
Total	3,419		3,845
Recurring fair value measurement [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other profit or loss	51		570
Total	51		570
Recurring fair value measurement [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	55		58
Financial assets at fair value through other profit or loss	568		200
Total	623		258
Recurring fair value measurement [Member] | Equity securities listed [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,268		3,845
Financial assets at fair value through other profit or loss	151
Recurring fair value measurement [Member] | Equity securities listed [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	3,268		3,845
Financial assets at fair value through other profit or loss	151
Recurring fair value measurement [Member] | Equity securities unlisted [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	55		58
Financial assets at fair value through other profit or loss	568		200
Recurring fair value measurement [Member] | Equity securities unlisted [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	55		58
Financial assets at fair value through other profit or loss	568		200
Recurring fair value measurement [Member] | Equity Securities Wealth Management Products [member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other profit or loss	51		570
Recurring fair value measurement [Member] | Equity Securities Wealth Management Products [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other profit or loss	¥ 51		¥ 570